Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Accumulated Other Comprehensive Income [member]	Contributed Surplus [member]	Retained Earnings [member]
Balance, beginning of year at Dec. 31, 2017		$ 152,084	$ 2,793	$ 23,329	$ 31,801
Stock options exercised	$ 0	0
Transfer from contributed surplus on exercise of options	0	0
Currency translation adjustment	(3,732)		(3,732)
Share-based compensation expense				866
Transfer to share capital on exercise of options				0
Net (loss) earnings	15,677				15,677
Dividends paid, ordinary shares					(2,527)
Balance, end of year at Dec. 31, 2018	220,291	152,084	(939)	24,195	44,951
Stock options exercised	547	547
Transfer from contributed surplus on exercise of options	174	174
Currency translation adjustment	2,073		2,073
Share-based compensation expense				652
Transfer to share capital on exercise of options				(174)
Net (loss) earnings	(3,995)				(3,995)
Dividends paid, ordinary shares					(5,078)
Balance, end of year at Dec. 31, 2019	$ 214,490	$ 152,805	$ 1,134	$ 24,673	$ 35,878